Property, Plant and Equipment	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
6	PROPERTY, PLANT AND EQUIPMENT

	Office equipment	Fixtures and fittings	Office renovations	Computer & software	Total
	RM	RM	RM	RM	RM
Cost
As of January 1, 2022	29,869	146,711	102,550	142,198	421,328
Additions	157,518	218,109	1,221,412	71,912	1,668,951
Disposals	(2,302)	(104,017)	-	(86,460)	(192,779)
As of December 31, 2022	185,085	260,803	1,323,962	127,650	1,897,500
Additions	33,822	20,457	419,947	171,693	645,919
Disposals	-	-	-	-	-
As of June 30, 2023	218,907	281,260	1,743,909	299,343	2,543,419

Accumulated depreciation
As of January 1, 2022	20,145	143,851	48,909	55,891	268,796
Depreciation for the period	17,944	31,613	135,552	44,459	229,568
Disposals	(2,300)	(104,006)	-	(46,137)	(152,443)
As of December 31, 2022	35,789	71,458	184,461	54,213	345,921
Depreciation for the period	10,931	35,393	68,070	1,333	115,727
As of June 30, 2023	46,720	106,851	252,531	55,546	461,648

Carrying amounts
As of December 31, 2022	149,296	189,345	1,139,501	73,437	1,551,579
As of June 30, 2023	172,187	174,409	1,491,378	243,797	2,081,771
As of June 30, 2023 (USD)	36,887	37,364	319,497	52,228	445,976